Inventories, Net - Schedule of Inventories, Net (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Inventories, Net [Abstract]
Raw materials	$ 175,152	$ 296,889
Finished goods	87,516	310,528
Others		5,747
Total	262,668	613,164
Inventory write-down		(12,288)
Inventories, net	$ 262,668	$ 600,876